Financial instruments (Tables)	3 Months Ended
Jan. 31, 2024
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2024			October 31 2023
	Revised Basel III			Revised Basel III
($ millions)	IRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$471,617	$72,631	$544,248	$557,552
Undrawn commitments	91,752	7,427	99,179	103,721
Other exposures (4)	118,711	7,276	125,987	125,367
Total non-retail	$682,080	$87,334	$769,414	$786,640
Retail (5)
Drawn	$286,620	$115,027	$401,647	$403,635
Undrawn commitments	106,346	8,924	115,270	108,354
Other exposures	–	55	55	58
Total retail	$392,966	$124,006	$516,972	$512,047
Total	$1,075,046	$211,340	$1,286,386	$1,298,687
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. In conjunction with the Bank’s implementation of the Fundamental Review of the Trading Book (FRTB) in Q1 2024, additional portfolios have been included in the VaR calculation. Prior periods have been restated to reflect this change. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	January 31, 2024			January 31	October 31	January 31
($ millions)	Average	High	Low	2024	2023	2023
Credit spread plus interest rate	$14.9	$21.4	$11.1	$19.3	$13.7	$12.7
Credit spread	8.5	11.6	6.4	9.6	8.1	6.1
Interest rate	10.2	13.7	7.8	7.8	15.2	12.2
Equities	5.8	10.1	4.1	4.8	4.9	4.7
Foreign exchange	4.1	7.1	2.3	5.2	3.0	4.9
Commodities	3.5	4.6	2.3	3.4	2.9	6.5
Debt specific	3.9	4.8	3.6	4.0	3.7	3.0
Diversification effect	(15.2)	n/a	n/a	(18.2)	(10.9)	(17.7)
Total VaR	$17.0	$22.7	$13.7	$18.5	$17.3	$14.1

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended				As at
($ millions)	January 31 2024	October 31 2023	January 31 2023	January 31 2024	October 31 2023	January 31 2023	January 31 2024	October 31 2023	January 31 2023
Liabilities
Senior note liabilities (3)	$32,074	$26,779	$26,583	$(4,254)	$4,088	$(3,524)	$4,401	$8,655	$4,369
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at January 31, 2024	$36,475	$32,074	$4,401	$(411)	$(520)
As at October 31, 2023	$35,434	$26,779	$8,655	$(61)	$(109)
As at January 31, 2023	$30,952	$26,583	$4,369	$(1,090)	$139
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2024 (1)		October 31, 2023 (1)
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$67,249	$67,249	$90,312	$90,312
Trading assets	126,387	126,387	117,868	117,868
Securities purchased under resale agreements and securities borrowed	199,061	199,061	199,325	199,325
Derivative financial instruments	39,611	39,611	51,340	51,340
Investment securities – FVOCI and FVTPL	106,153	106,153	86,253	86,253
Investment securities – amortized cost	32,906	34,106	29,816	31,984
Loans	733,784	743,892	736,366	750,911
Customers’ liability under acceptances	15,998	15,998	18,628	18,628
Other financial assets	23,879	23,879	26,614	26,614
Liabilities:
Deposits	932,140	939,773	942,112	952,333
Financial instruments designated at fair value through profit or loss	32,074	32,074	26,779	26,779
Acceptances	16,094	16,094	18,718	18,718
Obligations related to securities sold short	43,621	43,621	36,403	36,403
Derivative financial instruments	47,134	47,134	58,660	58,660
Obligations related to securities sold under repurchase agreements and securities lent	162,115	162,115	160,007	160,007
Subordinated debentures	7,896	7,984	9,358	9,693
Other financial liabilities	46,496	47,910	49,363	51,302
(1)
The amounts for the period ended
January
 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2024				October 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$807	$–	$807	$–	$937	$–	$937
Trading assets
Loans	–	7,640	–	7,640	–	7,540	4	7,544
Canadian federal government and government guaranteed debt	13,847	3,471	–	17,318	13,766	3,603	–	17,369
Canadian provincial and municipal debt	6,423	2,898	–	9,321	5,299	4,154	–	9,453
U.S. treasury and other U.S. agencies’ debt	10,458	–	–	10,458	11,218	–	–	11,218
Other foreign governments’ debt	1,437	11,385	–	12,822	19	10,626	–	10,645
Corporate and other debt	2,957	9,877	–	12,834	3,431	7,748	–	11,179
Equity securities	53,957	149	5	54,111	47,665	67	16	47,748
Other	–	1,883	–	1,883	–	2,712	–	2,712
	$89,079	$37,303	$5	$126,387	$81,398	$36,450	$20	$117,868
Investment securities (2)
Canadian federal government and government guaranteed debt	$8,255	$8,279	$–	$16,534	$7,674	$4,713	$–	$12,387
Canadian provincial and municipal debt	8,141	4,987	–	13,128	3,695	3,451	–	7,146
U.S. treasury and other U.S. agencies’ debt	34,628	5,272	–	39,900	25,058	3,640	–	28,698
Other foreign governments’ debt	3,293	26,355	–	29,648	2,527	28,891	–	31,418
Corporate and other debt	315	2,445	41	2,801	–	2,512	40	2,552
Equity securities	2,034	317	1,791	4,142	2,010	333	1,709	4,052
	$56,666	$47,655	$1,832	$106,153	$40,964	$43,540	$1,749	$86,253
Derivative financial instruments
Interest rate contracts	$–	$11,844	$6	$11,850	$–	$15,942	$–	$15,942
Foreign exchange and gold contracts	–	21,889	–	21,889	–	29,465	2	29,467
Equity contracts	271	2,778	24	3,073	54	3,066	27	3,147
Credit contracts	–	256	2	258	–	342	2	344
Commodity contracts	–	2,532	9	2,541	–	2,430	10	2,440
	$271	$39,299	$41	$39,611	$54	$51,245	$41	$51,340
Liabilities:
Deposits (3)	$–	$69	$–	$69	$–	$(95)	$–	$(95)
Financial liabilities designated at fair value through profit or loss	–	32,074	–	32,074	–	26,779	–	26,779
Obligations related to securities sold short	34,957	8,664	–	43,621	29,921	6,482	–	36,403

Derivative financial instruments
Interest rate contracts	–	19,072	–	19,072	–	25,079	2	25,081
Foreign exchange and gold contracts	–	21,617	–	21,617	–	28,013	–	28,013
Equity contracts	325	3,448	12	3,785	135	3,106	17	3,258
Credit contracts	–	25	1	26	–	27	1	28
Commodity contracts	–	2,628	6	2,634	–	2,274	6	2,280
	$325	$46,790	$19	$47,134	$135	$58,499	$26	$58,660
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $34,106 (October 31, 2023 – $31,984).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended Janua ry
 31, 2
02
4.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$4	$–	$–	$–	$–	$(4)	$–	$–
Equity securities	16	–	–	2	(14)	1	5	–
	20	–	–	2	(14)	(3)	5	–
Investment securities
Corporate and other debt	40	(2)	3	–	–	–	41	(2)
Equity securities	1,709	3	75	73	(74)	5	1,791	3
	1,749	1	78	73	(74)	5	1,832	1
Derivative financial instruments – assets
Interest rate contracts	–	–	–	–	–	6	6	–
Foreign exchange and gold contracts	2	–	–	–	–	(2)	–	–
Equity contracts	27	(1)	–	3	–	(5)	24	(1	) (2)
Credit contracts	2	1	–	–	(1)	–	2	1
Commodity contracts	10	(1)	–	–	–	–	9	(1)

Derivative financial instruments – liabilities
Interest rate contracts	(2)	–	–	–	–	2	–	–
Equity contracts	(17)	(1)	–	1	–	5	(12)	(1	) (2)
Credit contracts	(1)	1	–	–	(1)	–	(1)	1
Commodity contracts	(6)	–	–	–	–	–	(6)	–
	15	(1)	–	4	(2)	6	22	(1)

Total	$1,784	$–	$78	$79	$(90)	$8	$1,859	$–
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2023.

	As at October 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$1	$–	$–	$1	$–	$18	$20
Investment securities	1,807	(11)	3	84	(29)	(105)	1,749
Derivative financial instruments	18	(6)	–	2	–	1	15
Obligations related to securities sold short	(1)	–	–	–	1	–	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.